Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following table shows the calculation of basic and diluted earnings per share:

	Three months ended March 31,
(in thousands, except per share data)	2019	2018
Numerator:
Net income available to common stockholders	$13,071	$9,429
Denominator:
Basic weighted average shares outstanding	42,755	42,489
Dilutive effect of share-based compensation awards	159	—
Diluted weighted average shares outstanding	42,914	42,489

Basic earnings per common share	$0.31	$0.22
Diluted earnings per common share	$0.30	$0.22

As of March 31, 2019, potential dilutive instruments consist of 738,138 unvested shares of restricted stock, including 736,839 shares of restricted stock issued in December 2018 in connection with the Company’s IPO and 1,299 additional shares of restricted stock issued in January 2019. As of March 31, 2019, these 738,138 unvested shares of restricted stock were included in the diluted earnings per share computation because, when the unamortized deferred compensation cost related to these shares was divided by the average market price per share at that date, fewer shares would have been purchased than restricted shares assumed issued. Therefore, at that date, such awards had a dilutive effect. As of March 31, 2018, the Company had no potentially dilutive instruments.

Earnings Per Share
The following table shows the calculation of basic and diluted earnings per share:

(in thousands, except per share data)	2018	2017	2016
Numerator:
Net income available to common stockholders	$45,833	$43,057	$23,579
Denominator:
Basic weighted averages shares outstanding	42,487	42,489	42,489
Dilutive effect of shared-based compensation awards	—	—	—
Diluted weighted average shares outstanding	42,487	42,489	42,489

Basic earnings per common share	$1.08	$1.01	$0.55
Diluted earnings per common share	$1.08	$1.01	$0.55

As of December 31, 2018, 736,839 unvested shares of restricted stock were excluded from the diluted earnings per share computation because they would have an anti-dilutive effect. As of December 31, 2017 and 2016, the Company had no other outstanding or potentially dilutive instruments.